Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net Income (Loss)	$ 17,010	$ (138,384)	$ (549,219)	$ (11,165)	$ 5,945	$ 328,993
Shares	90,921,254	48,336,326	50,015,773	48,336,326	89,998,615	87,674,310
Effect of dilutive stock options, warrants and series A shares [Member]
Shares	40,100,000				40,462,289	39,902,642
Basic EPS [Member]
Net Income (Loss)	$ 17,010	$ (138,384)	$ (549,219)	$ (11,165)	$ 5,945	$ 328,993
Shares	50,964,244	48,336,326	50,015,773	48,336,326	49,536,326	47,771,668
Per Share Amount	$ 0.00	$ (0.00)	$ (0.01)	$ (0.00)	$ 0.00	$ 0.00
Diluted EPS [Member]
Net Income (Loss)	$ 17,010	$ (138,384)	$ (549,219)	$ (11,165)	$ 5,945	$ 328,993
Shares	90,921,254	48,336,326	50,015,773	48,336,326	89,998,615	87,674,310
Per Share Amount	$ 0.00	$ (0.00)	$ (0.01)	$ (0.00)